Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock-Based Compensation [Abstract]
Schedule of Allocation of Non-Cash Stock-Based Compensation

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
	(unaudited)		(unaudited)
Cost of revenues	$6	$10	$18	$20
Research and development	25	108	74	141
Selling, general and administrative	159	280	428	497
Total stock compensation expense	$190	$398	$520	$658

	For the Year Ended
	December 31,
	2016	2015

Cost of revenues	$25	$51
Research and development	164	118
Selling, general and administrative	582	437
Total stock compensation expense	$771	$606

Schedule of Key Assumptions of Fair Value of Stock Options Granted

	Nine Months Ended
	September 30,
	2017	2016
	(unaudited)
Dividend yield	0%	0%
Risk free interest rates	0.71-1.65%	0.71-1.01%
Expected volatility	45.3 to 59.4%	51.3 to 53.5%
Expected term (in years)	3.5 to 5.0	3.5 to 5.0

	For the Year Ended
	December 31,
	2016	2015

Dividend yield	0%	0%
Risk free interest rates	0.71-1.41%	0.84 – 1.56%
Expected volatility	49.1 to 59.4%	51.2 to 63.9%
Expected term (in years)	3.5 to 5.0	3.5 to 5.0

Schedule of Option Activity

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2016	5,055,741	$3.00
Options granted (1)	498,803	2.25
Options exercised	(46,073)	1.52
Options forfeited	(50,001)	2.05
Options cancelled or expired	(316,022)	2.83
Outstanding at September 30, 2017	5,142,448	$2.96	3.76	$986,578
Vested or expected to vest at September 30, 2017	5,125,749	$2.96	3.75	$950,550
Exercisable at September 30, 2017	4,307,532	$3.03	3.45	$969,126

(1)	The expected to vest options are the result of applying the pre-vesting forfeiture rate assumptions to total unvested options.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	4,218,139	$3.75
Options granted	1,435,097	2.45
Options exercised	(21,912)	2.10
Options forfeited	(52,781)	2.02
Options cancelled or expired	(522,802)	7.44
Outstanding at December 31, 2016	5,055,741	$3.00	4.46	$875,225
Vested or expected to vest at December 31, 2016 (1)	5,035,622	$3.00	4.46	$875,030
Exercisable at December 31, 2016	4,049,888	$3.08	4.01	$865,475

(1) The expected to vest options are the result of applying the pre-vesting forfeiture rate assumptions to total unvested options.